Share Capital - Option Fair Value Assumptions (Details)	6 Months Ended
	Jun. 30, 2025 yr $ / shares	Jun. 30, 2024 yr $ / shares
Share Capital
Expected stock price volatility	108.00%	89.00%
Risk-free interest rate	4.00%	3.77%
Expected life of options | yr	5	5
Stock price on date of grant | $ / shares	$ 1.4	$ 1.07